- Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Additional Information [Line Items]
Impairment of long-lived assets	$ 501	$ 0	$ 0
Fiscal Year	365	366	364 days
Liability for uncertain income tax positions, percentage minimum	50.00%
impairment of long lived assets - per share	$ 0.95
Minimum
Additional Information [Line Items]
Maturity period of long-term investments	1 year
Maximum
Additional Information [Line Items]
Maturity period of cash equivalents	3 months
Maturity period of short-term investments	1 year